Commitments and Contingencies (Other) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) ft² bldg	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Jun. 30, 2014 USD ($) ft² investment
Supply Commitment [Line Items]
Letter of credit obligations	$ 8,300
Number of buildings (in buildings) | bldg	72
Development in progress	$ 462,572	$ 294,009
Deferred leasing costs in development	189,178	160,759
Costs incurred to date	134,825	$ 85,805	$ 12,165
Land, Buildings and Improvements | Supply Commitment
Supply Commitment [Line Items]
Remaining amount committed or obligated to pay	$ 13,000
Construction in Progress | Supply Commitment
Supply Commitment [Line Items]
Number of buildings (in buildings) | bldg	29
Leaseable square feet (in sqft) | ft²	8,200,000
Total anticipated development cost	$ 735,000
Deferred leasing costs in development	$ 13,200
Construction in Progress | Equity Method Investments | Supply Commitment
Supply Commitment [Line Items]
Number of buildings (in buildings) | bldg	2
Total anticipated development cost	$ 235,800
Leasehold Improvements | Supply Commitment
Supply Commitment [Line Items]
Remaining maximum amount committed for tenant improvements	17,800
American Water Works, Inc | Building and Building Improvements
Supply Commitment [Line Items]
Costs incurred to date	159,200
American Water Works, Inc | Building and Building Improvements | Supply Commitment
Supply Commitment [Line Items]
Fee development commitment	$ 170,900
Liberty Property 18th & Arch | Philadelphia
Supply Commitment [Line Items]
Number of equity method investments (in investments) | investment				2
Liberty Property 18th & Arch | Philadelphia | Building and Building Improvements
Supply Commitment [Line Items]
Leaseable square feet (in sqft) | ft²	250,000	1,100,000
Total anticipated development cost	$ 136,100	$ 599,600
Liberty Property 18th & Arch | Philadelphia | Construction in Progress
Supply Commitment [Line Items]
Leaseable square feet (in sqft) | ft²				1,300,000
Total anticipated development cost	$ 225,500			$ 961,200
Other Joint Ventures | Philadelphia | Building and Building Improvements
Supply Commitment [Line Items]
Number of buildings (in buildings) | bldg	1
Leaseable square feet (in sqft) | ft²	48,000
Other Liabilities | Guarantee Obligations | Liberty Property 18th & Arch | Philadelphia
Supply Commitment [Line Items]
Loss contingency accrual	$ 67,300	$ 5,600